Employees' Stock Option Plans (ESOP)	12 Months Ended
Mar. 31, 2018
Employee Stock Option Plan
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Employees' Stock Option Plans (ESOP)

2.16 Employees' Stock Option Plans (ESOP)

Accounting policy

The Group recognizes compensation expense relating to share-based payments in net profit using fair-value in accordance with IFRS 2, Share-Based Payment. The estimated fair value of awards is charged to income on a straight-line basis over the requisite service period for each separately vesting portion of the award as if the award was in-substance, multiple awards with a corresponding increase to share premium.

Amendment to IFRS 2:

Effective April 1, 2017, the Group has early adopted amendment to IFRS 2 which provides specific guidance to measurement of cash-settled awards, modification of cash-settled awards and awards that include a net settlement feature in respect of withholding taxes. The adoption of the amendment did not have any material effect on the consolidated financial statements.

2015 Stock Incentive Compensation Plan (formerly 2011 RSU Plan) (the 2015 Plan): On March 31, 2016, pursuant to the approval by the shareholders through postal ballot, the Board has been authorized to introduce, offer, issue and allot share-based incentives to eligible employees of the Company and its subsidiaries under the 2015 Stock Incentive Compensation Plan (the 2015 Plan). The maximum number of shares under the 2015 plan shall not exceed 24,038,883 equity shares (this includes 11,223,576 equity shares which are held by the trust towards the 2011 Plan as at March 31, 2016). Out of this 17,038,883 equity shares will be issued as RSUs at par value and 7,000,000 equity shares will be issued as stock options at market price on the date of the grant. These instruments will generally vest over a period of 4 years and the Company expects to grant the instruments under the 2015 Plan over the period of 4 to 7 years.

Controlled trust holds 10,801,956 and 11,289,514 shares as at March 31, 2018 and March 31, 2017, respectively under the 2015 plan, out of which 1,00,000 equity shares have been earmarked for welfare activities of the employees.

The following is the summary of grants made during fiscal 2018, 2017 and 2016 under the 2015 Plan:

Particulars	Fiscal 2018	Fiscal 2017	Fiscal 2016

RSU
Salil Parekh, CEO and MD - Refer Note 1 below	113,024	–	–
U.B. Pravin Rao, COO and WTD	27,250	–	–
Dr.Vishal Sikka*	270,224	120,700	124,061
Other KMP**	271,100	246,250	–
Employees other than KMP	1,599,010	2,507,740	–
	2,280,608	2,874,690	124,061
ESOP
U.B. Pravin Rao, COO and WTD	43,000	–	–
Dr. Vishal Sikka*	330,525	–	–
Other KMP**	44,450	502,550	–
Employees other than KMP	73,600	703,300	–
	491,575	1,205,850	–

Incentive units- cash settled
Other employees	50,040	112,210	–
	50,040	112,210	–

Total grants	2,822,223	4,192,750	124,061
*	Upon Dr. Vishal Sikka's resignation from the roles of the company, the unvested RSUs and ESOPs have been forfeited
**	Refer note 2.19 for details on resignation of certain KMPs

Note:

1.	Stock incentives granted to Salil Parekh, CEO and MD

Pursuant to the approval of the shareholders through a postal ballot on February 20, 2018, Salil Parekh (CEO & MD) is eligible to receive under the 2015 Plan:

a) an annual grant of RSUs of fair value ₹3.25 crore (approximately $0.5 million) which will vest over time in 3 equal annual installments upon completion of each year of service from the respective grant date

b) a one-time grant of RSUs of fair value ₹9.75 crore (approximately $1.5 million) which will vest over time in 2 equal annual installments upon completion of each year of service from the grant date and

c) annual grant of performance based RSUs of fair value ₹13 crore (approximately $2 million) which will vest after completion of three years the first of which concludes on March 31, 2021, subject to achievement of performance targets set by the Board or its committee.

The Board based on the recommendations of the Nomination and Remuneration committee approved on February 27, 2018, the annual time based grant for fiscal 2018 of 28,256 RSUs and the one-time time based grant of 84,768 RSUs. The grants were made effective February 27, 2018.

Though the annual time based grants for the remaining employment term ending on January 1, 2023 have not been granted as of March 31, 2018, since the service commencement date precedes the grant date, the company has recorded employment stock compensation expense in accordance with IFRS 2, Share based payments.

The RSUs and stock options would vest generally over a period of 4 years and shall be exercisable within the period as approved by the Committee. The exercise price of the RSUs will be equal to the par value of the shares and the exercise price of the stock options would be the market price as on the date of grant.

Break-up of employee stock compensation expense

(Dollars in millions)
	Year ended March 31,
	2018	2017	2016
Granted to:
KMP (1)	(2)	5	1
Employees other than KMP	15	12	–
Total	13	17	1
Cash settled stock compensation expense included in the above	1	–	–

(1)	Included a reversal of stock compensation cost of $5 million for fiscal 2018, towards forfeiture of stock incentives granted to Dr. Vishal Sikka upon his resignation.

The activity in the 2015 Plan for equity-settled share based payment transaction during the year ended March 31, 2018 is set out below:

	Year ended March 31, 2018
	Shares arising out of options	Weighted average exercise price($)
2015 Plan -RSU
Outstanding at the beginning*	2,961,373	0.07
Granted	2,280,608	0.08
Exercised	648,217	0.07
Forfeited and expired	843,355	0.07
Outstanding at the end	3,750,409	0.07
Exercisable at the end	24,205	0.07
2015 Plan-ESOP
Outstanding at the beginning	1,197,650	15.26
Granted	491,575	14.62
Exercised	52,412	15.26
Forfeited and expired	669,900	14.84
Outstanding at the end	966,913	15.23
Exercisable at the end	196,912	15.26

The activity in the 2015 Plan for equity-settled share based payment transaction during the year ended March 31, 2017 is set out below:

	Year ended March 31, 2017
	Shares arising out of options	Weighted average exercise price($)
2015 Plan -RSU
Outstanding at the beginning*	221,505	0.07
Granted	2,874,690	0.07
Forfeited and expired	100,760	0.07
Exercised	34,062	–
Outstanding at the end	2,961,373	0.07
Exercisable at the end	–	–
2015 Plan -ESOP
Outstanding at the beginning	–	–
Granted	1,205,850	15.26
Forfeited and expired	8,200	15.26
Exercised	–	–
Outstanding at the end	1,197,650	15.26
Exercisable at the end	–	–

As at March 31, 2018 and March 31, 2017, 111,757 and 106,845 incentive units were outstanding (net of forfeitures).

The activity in the 2015 Plan for equity-settled share based payment transaction during the year ended March 31, 2016 is set out below:

	Year ended March 31, 2016
	Shares arising out of options	Weighted average exercise price($)
2015 Plan - RSU
Outstanding at the beginning*	108,268	0.07
Granted	124,061	0.07
Forfeited and expired	–	–
Exercised*	10,824	0.07
Outstanding at the end	221,505	0.07
Exercisable at the end	–	–

*	Adjusted for bonus issue. (Refer to note 2.13).

During the year ended March 31, 2018, March 31, 2017 and March 31, 2016, the weighted average share price of options exercised under the 2015 Plan on the date of exercise was $15.48, $16.10 and $16, respectively

The following table summarizes information about equity settled RSUs and ESOPs outstanding as of March 31, 2018:

	Options outstanding
Range of exercise prices per share ($)	No. of shares arising out of options	Weighted average remaining contractual life	Weighted average exercise price ($)
2015 Plan: ADS and IES
0 - 0.08 (RSU)	3,750,409	1.89	0.07
13 - 17 (ESOP)	966,913	6.60	15.23
	4,717,322	2.57	3.18

The following table summarizes information about equity settled RSUs and ESOPs outstanding as at March 31, 2017:

	Options outstanding
Range of exercise prices per share ($)	No. of shares arising out of options	Weighted average remaining contractual life	Weighted average exercise price ($)
2015 Plan:
0 - 0.07 (RSU)	2,961,373	1.88	0.07
14 - 16 (ESOP)	1,197,650	7.09	15.83
	4,159,023	3.38	4.61

The fair value of each equity settled RSU is estimated on the date of grant using the Black-Scholes-Merton model with the following assumptions:

Particulars	For options granted in
	Fiscal 2018-Equity Shares-RSU	Fiscal 2018-Equity shares ESOP	Fiscal 2018 -ADS-RSU	Fiscal 2018 -ADS-ESOP
Weighted average share price (₹) / ($- ADS)	1,144	923	16.61	14.65
Exercise price (₹)/ ($- ADS)	5.00	919	0.08	14.67
Expected volatility (%)	20-25	25-28	21-26	25-31
Expected life of the option (years)	1 - 4	3 - 7	1 - 4	3 - 7
Expected dividends (%)	2.78	2.78	2.74	2.74
Risk-free interest rate (%)	6 - 7	6 - 7	1 - 2	1 - 2
Weighted average fair value as on grant date (₹) / ($- ADS)	1,066	254	15.47	2.93

Particulars	For options granted in
	Fiscal 2017-Equity Shares-RSU	Fiscal 2017-Equity shares ESOP	Fiscal 2017 -ADS-RSU	Fiscal 2017 -ADS-ESOP
Weighted average share price (₹) / ($- ADS)	1,067	989	15.77	15.26
Exercise price (₹)/ ($- ADS)	5.00	998	0.07	15.26
Expected volatility (%)	24-29	27-29	26-29	27-31
Expected life of the option (years)	1- 4	3 - 7	1- 4	3 - 7
Expected dividends (%)	2.37	2.37	2. 29	2. 29
Risk-free interest rate (%)	6- 7	6- 7	1 - 2	1 - 2
Weighted average fair value as on grant date (₹) / ($- ADS)	1,002	285	14.84	3.46

The expected term of the RSU / ESOP is estimated based on the vesting term and contractual term of the RSU / ESOP, as well as expected exercise behavior of the employee who receives the RSU / ESOP. Expected volatility during the expected term of the RSU / ESOP is based on historical volatility of the observed market prices of the company's publicly traded equity shares during a period equivalent to the expected term of the RSU / ESOP.